CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 1,582,299	$ 216,774	¥ 2,080,197	¥ 1,194,871
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,893	1,218	7,116	26,430
Amortization of right-of-use assets	19,394	2,657	18,325	26,401
Disposal of property, equipment and software	(9)	(1)	(133)	5,103
Fair value adjustments (gain)/loss	(107,532)	(14,732)	50,171	(18,900)
Share-based compensation	16,928	2,319	6,752	22,135
Provision for contingent liabilities	869,280	119,091	27,035	21,501
Allowance for contract assets, receivables and others	523,622	71,736	261,152	166,722
Disposal expense	(43)	(6)
Loss/(gain) related to trading securities and other investments	(2,381)	(326)	13,900
Changes in operating assets and liabilities
Accounts receivable	(175,723)	(24,074)	(306,504)	68,584
Contract assets	(264,990)	(36,304)	(547,738)	369,061
Guarantee receivable	(537,027)	(73,572)	131	2,994
Contract cost	(262)	(37)	755	9,172
Prepaid expenses and other assets	(991,763)	(135,870)	(168,728)	1,239
Change in the consolidated ABFE related assets/liabilities	77,347	10,597	52,356	(861)
Financing receivables	4,336	594	50,401	7,300
Amounts due from/to related parties	98,961	13,557	431,628	(78,632)
Deferred tax assets/liabilities	(85,446)	(11,706)	53,108	(109,594)
Accounts payable	12,264	1,680	16,759	(4,921)
Guarantee liabilities	279,250	38,257	(44,783)	(13,338)
Deferred revenue	(44,565)	(6,105)	(11,496)	53,160
Accrued expenses and other liabilities	159,903	21,907	199,989	123,164
Refund liabilities				(5,732)
Lease liabilities	(18,654)	(2,556)	(19,380)	(16,429)
Net cash provided by operating activities	1,424,082	195,098	2,171,013	1,849,430
Cash Flows from Investing Activities:
Purchase of property, equipment and software	(9,189)	(1,258)	(4,444)	(882)
Disposal of property, equipment and software	10	1	133	871
Purchase of held-to-maturity investments	(4,682,833)	(641,546)	(11,032,000)	(201,000)
Redemption of held-to-maturity investments	4,686,667	642,071	11,024,280	200,500
Purchase of other financial investments	(5,480,000)	(750,757)	(3,386,062)	(2,056,000)
Proceeds from disposal of other financial investments	5,610,908	768,691	3,926,509	1,254,285
Purchases of trading securities	(279,214)	(38,252)	(152,868)
Disposal of trading securities	286,285	39,221	72,864
Acquisition of subsidiaries			(5,051)
Disposal of subsidiaries	820	112
Prepayment of investment	(2,399,163)	(328,684)
Investment in loans at fair value	(1,246,178)	(170,726)	(1,494,096)	(56,147)
Purchase of long term investment	(9,634)	(1,320)
Collection of principal of loans at fair value	1,526,676	209,154	772,398	92,673
Disposal of financing receivables	1,980	271	63,392	18,540
Loan to related parties	(1,100,000)	(150,699)		(200,000)
Loans to non-related party	(14,292)	(1,958)
Origination of financing receivables	(251,665)	(34,478)	(44,017)	(935)
Repayments of financing receivables	245,707	33,662	359,007	1,000,654
Net cash provided by/(used in) investing activities	(3,113,115)	(426,495)	100,045	52,559
Cash Flows from Financing Activities:
Principal payments to the consolidated ABFE	(291,781)	(39,973)	(7,461)	(85,586)
Contribution from investors of the consolidated ABFE	212,500	29,112	450,000
Dividends paid to shareholders	(122,333)	(16,760)
Principal payments of loans from related parties			(195,800)	(182,000)
Repayment of loan to a third party			(767,900)	(217,700)
Repurchase of ordinary shares	(75,612)	(10,359)	(48,117)	(3,837)
Net cash used in financing activities	(277,226)	(37,980)	(569,278)	(489,123)
Effect of foreign exchange rate changes	9,212	1,263	(3,871)	2,486
Net increase/(decrease) in cash, cash equivalents and restricted cash	(1,957,047)	(268,114)	1,697,909	1,415,352
Cash, cash equivalents and restricted cash, beginning of year	6,058,604	830,025	4,360,695	2,945,343
Cash, cash equivalents and restricted cash, end of year	4,101,557	561,911	6,058,604	4,360,695
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ 140,085	$ 19,192	165,176	78,872
Cash paid for interest			¥ 62,533	¥ 121,698